Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2019
Insurance [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2018	2019
Universal life insurance	1,951,906	2,104,646
Investment contracts	738,404	816,903
Other	130,392	126,653

Total	2,820,702	3,048,202